Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 231,895	$ 3,232
Trading financial assets	1,183	2,182
Accounts receivable – net	2,788	3,158
Inventories	23,645	23,982
Other receivables – net	85,907	310,393
Tax recoverable	1,875	1,871
Digital assets	51,723	79,099
Total current assets	439,425	463,391
Non-current assets:
Operating lease, right-of-use assets	2	2
Property, plant and equipment, net	1,245	1,590
Goodwill	72	72
Total non-current assets	1,319	1,664
Total assets	440,744	465,055
Current liabilities:
Accrued liabilities	26,212	16,824
Accounts payable	12,044	19,347
Operating lease liabilities	2	2
Tax payable	185	182
Other payables	5,127	3,940
Total current liabilities	45,212	41,937
Total liabilities	45,212	41,937
Shareholders’ equity
Paid up capital	5,065	5,055
Additional paid-in capital	783,464	781,484
Statutory reserve	161	161
Accumulated deficit	(372,390)	(337,870)
Other comprehensive loss	(20,745)	(25,691)
Non-controlling interests	(23)	(21)
Total Shareholders’ equity	395,532	423,118
Total liabilities and shareholders’ equity	440,744	465,055
Related Party
Current assets:
Amount due from related parties	40,409	39,474
Current liabilities:
Amount due to related parties	$ 1,642	$ 1,642